ACQUISITION AND DISPOSITIONS - SPECTRA, ADDITIONAL INFORMATION (Details) - Spectra Energy Corp - CAD CAD in Millions	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
ACQUISITIONS
Acquisition-related expenses to date	CAD 229		CAD 229	CAD 229
Acquisition-related expenses incurred	26			178	CAD 51
Revenues since date of acquisition			2,398
Earnings since date of acquisition			327
Supplemental pro forma consolidated financial information
Pro forma revenues	11,116	CAD 9,387		23,553		CAD 20,049
Pro forma earnings attributable to Enbridge Inc. common shareholders	938	CAD 511		1,929		CAD 2,067
Merger Transaction costs
Supplemental pro forma consolidated financial information
Pro forma earnings before taxes	26			178
Pro forma earnings attributable to Enbridge Inc. common shareholders	19			130
Operating leases from the Merger Transaction
Future minimum lease payment commitments for operating leases
Remainder of 2017	25		25	25
2018	49		49	49
2019	49		49	49
2020	44		44	44
2021	40		40	40
Thereafter	CAD 196		CAD 196	CAD 196